DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				9 Months Ended
	Sep. 26, 2014 Customer Brands		Sep. 27, 2013		Sep. 26, 2014 Segment Customer Brands		Sep. 27, 2013
Description of Business and Basis of Presentation [Line Items]
Number of customers	100,000				100,000
Number of distinct and targeted brands	13				13
Percentage of U.S. population the Company is able to provide next-day delivery service	98.00%				98.00%
Number of operating segments					1
Number of reportable segments					1
Net sales	$ 442,445	[1]	$ 421,541	[1]	$ 1,260,456	[1]	$ 1,208,000	[1]
JanSan [Member]
Description of Business and Basis of Presentation [Line Items]
Net sales	197,801	[1]	189,148	[1]	574,063	[1]	554,504	[1]
Plumbing [Member]
Description of Business and Basis of Presentation [Line Items]
Net sales	76,026	[1]	72,403	[1]	222,976	[1]	214,971	[1]
Hardware, Tools and Fixtures [Member]
Description of Business and Basis of Presentation [Line Items]
Net sales	38,081	[1]	34,428	[1]	109,204	[1]	98,407	[1]
HVAC [Member]
Description of Business and Basis of Presentation [Line Items]
Net sales	36,757	[1]	36,159	[1]	97,108	[1]	97,678	[1]
Electrical and Lighting [Member]
Description of Business and Basis of Presentation [Line Items]
Net sales	23,598	[1]	22,656	[1]	66,960	[1]	63,773	[1]
Appliances and Parts [Member]
Description of Business and Basis of Presentation [Line Items]
Net sales	26,507	[1]	23,727	[1]	69,718	[1]	62,039	[1]
Security and Safety [Member]
Description of Business and Basis of Presentation [Line Items]
Net sales	18,743	[1]	17,878	[1]	53,830	[1]	52,150	[1]
Other Products [Member]
Description of Business and Basis of Presentation [Line Items]
Net sales	$ 24,932	[1]	$ 25,142	[1]	$ 66,597	[1]	$ 64,478	[1]

[1]	The Company continually refines its product classification groupings and, as a result, stock keeping units are periodically realigned within product categories. Therefore, the prior periods in these tables have been recast to be consistent with current presentation.